WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 91.5%
COMMUNICATION SERVICES - 15.0%
Diversified Telecommunication Services - 2.7%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	2,600,000	$2,102,399	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	550,000	391,410	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	4,370,000	3,675,432	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	2,573,000	2,372,692	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	3,210,000	2,433,646	(a)

Total Diversified Telecommunication Services				10,975,579

Media - 7.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	20,080,000	15,581,578	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	1,710,000	1,248,548	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	4,380,000	3,750,616	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	3,573,000	3,022,472
DISH DBS Corp., Senior Notes	7.750%	7/1/26	11,106,000	8,696,054
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	680,000	565,814	(a)

Total Media				32,865,082

Wireless Telecommunication Services - 4.4%
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	2,421,000	1,767,887	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	4,760,000	3,197,649	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	5,000,000	3,377,961	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000	2,309,377
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000	7,131,833
Sprint Corp., Senior Notes	7.875%	9/15/23	360,000	372,240

Total Wireless Telecommunication Services				18,156,947

TOTAL COMMUNICATION SERVICES				61,997,608

CONSUMER DISCRETIONARY - 17.8%
Auto Components - 3.2%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,529,000	3,102,397	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	1,080,000	1,127,563	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	5,293,000	4,690,763

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Auto Components - (continued)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	830,000		$675,382
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	3,816,000		3,668,378	(a)

Total Auto Components					13,264,483

Automobiles - 1.3%
Ford Motor Co., Senior Notes	9.000%	4/22/25	3,280,000		3,523,950
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	1,955,000		1,954,482

Total Automobiles					5,478,432

Diversified Consumer Services - 3.0%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,070,000	EUR	916,806	(b)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000		488,858	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000		2,099,514
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	6,350,000		5,652,738	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	4,520,000		3,017,055	(a)

Total Diversified Consumer Services					12,174,971

Hotels, Restaurants & Leisure - 9.1%
Carnival Corp., Senior Notes	7.625%	3/1/26	4,170,000		3,239,569	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	3,890,000		2,823,012	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	550,000		453,890	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	2,220,000		1,624,174	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,430,000		1,144,960	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,230,000		1,205,892	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	900,000		851,108
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,850,000		1,512,980
Melco Resorts Finance Ltd., Senior Notes	5.750%	7/21/28	1,067,000		688,215	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	2,410,000		1,458,134	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	350,000		275,739	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,491,000		1,142,837	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	1,060,000		908,293	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	4,060,000		2,959,273	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	2,980,000		2,173,344	(a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	1,828,000		1,163,814
Saga PLC, Senior Notes	3.375%	5/12/24	1,310,000	GBP	1,402,618	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	790,000	GBP	840,824	(b)

See Notes to Schedule of Investments.

2	Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,200,000		$1,231,404	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	1,110,000		876,650	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	830,000		668,050	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	1,980,000	GBP	1,936,832	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	590,000		439,550	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	4,490,000		2,912,371	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	700,000		433,149	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	995,000		619,159	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	2,840,000		2,767,594	(a)

Total Hotels, Restaurants & Leisure					37,753,435

Specialty Retail - 1.2%
Guitar Center Inc., Senior Secured Notes	8.500%	1/15/26	300,000		265,185	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	2,200,000		1,456,422	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	1,680,000		1,132,160	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000		451,378	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,590,000		1,495,538

Total Specialty Retail					4,800,683

TOTAL CONSUMER DISCRETIONARY					73,472,004

CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 0.5%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	1,990,000	GBP	1,889,493	(b)

Food Products - 1.0%
Bellis Finco PLC, Senior Notes	4.000%	2/16/27	1,000,000	GBP	845,651	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	3,620,000		3,472,865	(a)

Total Food Products					4,318,516

Household Products - 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,210,000		1,196,760

Tobacco - 0.0%††
Vector Group Ltd., Senior Notes	10.500%	11/1/26	230,000		213,733	(a)

TOTAL CONSUMER STAPLES					7,618,502

ENERGY - 18.4%
Energy Equipment & Services - 0.4%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	2,000,000		1,742,934	(a)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 18.0%
Apache Corp., Senior Notes	5.100%	9/1/40	1,480,000	$1,253,974
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	730,000	691,266	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	300,000	296,474
Continental Resources Inc., Senior Notes	4.375%	1/15/28	220,000	207,214
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,050,000	828,686
Ecopetrol SA, Senior Notes	4.625%	11/2/31	2,300,000	1,748,000
Ecopetrol SA, Senior Notes	7.375%	9/18/43	800,000	654,208
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	3,550,000	2,627,503	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	7,030,000	6,050,380	(c)(d)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	820,000	667,263	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	780,000	750,563	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	2,440,000	2,274,605
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,010,000	871,694	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000	8,081,778
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000	1,656,711	(a)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,330,000	1,285,744
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	4,970,000	4,958,619
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	746,190
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	1,056,165
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	7,740,000	7,515,540
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	4,769,869
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	1,000,000	574,140
Range Resources Corp., Senior Notes	5.000%	3/15/23	750,000	745,620
Range Resources Corp., Senior Notes	4.875%	5/15/25	790,000	771,956
Range Resources Corp., Senior Notes	8.250%	1/15/29	620,000	633,136
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	945,476	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	790,000	711,126	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	670,000	687,437

See Notes to Schedule of Investments.

4	Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	450,000	$459,976
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,620,000	1,429,051	(a)
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	2,900,000	2,516,605
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,070,000	864,640
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	9,585,000	7,725,593
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	530,000	530,911
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,030,000	1,039,088
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	713,871
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,188,402
YPF SA, Senior Notes	8.500%	7/28/25	1,600,000	1,087,272	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,530,000	870,371	(a)

Total Oil, Gas & Consumable Fuels				74,487,117

TOTAL ENERGY				76,230,051

FINANCIALS - 13.7%
Banks - 7.2%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	1,630,000	1,334,155	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	2,260,000	2,098,231	(a)(c)(d)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	488,000	492,900
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,670,000	2,629,950	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,110,000	1,790,272	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,470,000	1,456,245	(a)(c)(d)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	5,510,000	$5,162,980	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,353,605	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	710,000	638,112	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	3,120,000	2,979,916	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,610,000	4,398,764	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	750,000	550,044	(a)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,040,000	1,955,340	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,270,000	2,088,144	(a)(d)

Total Banks				29,928,658

Capital Markets - 3.4%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	8,590,000	7,464,703	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	1,730,000	1,771,088	(a)(c)(d)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	2,085,118
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,690,000	2,627,114	(a)(c)(d)

Total Capital Markets				13,948,023

Consumer Finance - 0.5%
Navient Corp., Senior Notes	5.875%	10/25/24	1,080,000	994,579
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000	1,241,051

Total Consumer Finance				2,235,630

Diversified Financial Services - 2.3%
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	600,000	584,018

See Notes to Schedule of Investments.

6	Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	6,047,928		$4,597,967	(a)(e)
Huarong Finance 2017 Co. Ltd., Senior Notes (3 mo. USD LIBOR + 1.325%)	3.610%	7/3/23	880,000		859,100	(b)(d)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	1,220,000		1,192,550	(b)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	1,090,000		1,038,770	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.625%	6/3/26	700,000		643,125	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.875%	11/22/26	650,000		597,188	(b)

Total Diversified Financial Services					9,512,718

Insurance - 0.3%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000		1,091,172	(a)

TOTAL FINANCIALS					56,716,201

HEALTH CARE - 7.2%
Health Care Providers & Services - 3.0%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,300,000		1,187,641	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	490,000		514,103
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000		6,417,490
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	3,910,000		3,606,975	(a)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	890,000		764,395	(a)

Total Health Care Providers & Services					12,490,604

Pharmaceuticals - 4.2%
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	4,380,000		2,275,559	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.750%	8/15/27	1,020,000		846,600	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	637,000	EUR	558,027	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	113,000	GBP	113,139	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	70,000		53,421	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	3,980,000		3,925,772
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	3,510,000		3,466,125

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,150,000	$946,743
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	6,200,000	5,123,246

Total Pharmaceuticals				17,308,632

TOTAL HEALTH CARE				29,799,236

INDUSTRIALS - 9.3%
Aerospace & Defense - 0.7%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	2,660,000	2,695,099	(a)

Airlines - 5.7%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	430,000	396,589	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,970,000	1,688,625	(a)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,660,000	4,621,019
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	2,580,000	2,389,248
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	720,000	720,788
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,330,000	6,415,723	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,620,000	2,582,861	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,965,999	4,077,563	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	800,000	769,445

Total Airlines				23,661,861

Building Products - 0.6%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,951,000	2,638,125	(a)

Commercial Services & Supplies - 1.4%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	4,880,000	4,768,053
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,410,000	1,163,553

Total Commercial Services & Supplies				5,931,606

Machinery - 0.5%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	2,350,000	2,211,139

See Notes to Schedule of Investments.

8	Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,420,000	$1,151,989	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	376,000	369,345

Total Trading Companies & Distributors				1,521,334

TOTAL INDUSTRIALS				38,659,164

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.9%
CommScope Inc., Senior Notes	7.125%	7/1/28	4,760,000	3,624,740	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	60,000	52,016	(a)

Total Communications Equipment				3,676,756

Software - 0.0%††
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	2,734,286	0	*(e)(f)(g)(h)(i)

Technology Hardware, Storage & Peripherals - 0.7%
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,370,000	1,358,835
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000	656,672
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	379,650
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	650,000	625,989	(a)

Total Technology Hardware, Storage & Peripherals				3,021,146

TOTAL INFORMATION TECHNOLOGY				6,697,902

MATERIALS - 4.2%
Containers & Packaging - 1.1%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,780,000	1,323,217	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,510,000	1,080,805	(a)
Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,548,000	1,108,004	(a)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	980,000	920,199	(a)

Total Containers & Packaging				4,432,225

Metals & Mining - 3.1%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,960,000	2,991,598
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	730,000	728,218
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,280,000	3,968,758
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	1,050,000	1,055,045

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	$2,495,496
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000	1,599,630

Total Metals & Mining				12,838,745

TOTAL MATERIALS				17,270,970

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	350,000	345,765
Service Properties Trust, Senior Notes	5.500%	12/15/27	2,160,000	1,752,300
Service Properties Trust, Senior Notes	3.950%	1/15/28	526,000	360,819
Service Properties Trust, Senior Notes	4.950%	10/1/29	600,000	410,313
Service Properties Trust, Senior Notes	4.375%	2/15/30	2,120,000	1,417,665

Total Equity Real Estate Investment Trusts (REITs)				4,286,862

Real Estate Management & Development - 0.5%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	770,000	74,888	*(b)(f)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	1,000,000	98,756	*(b)(f)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	2,016,000	1,340,640	(b)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	1,230,000	172,200	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	650,000	48,750	*(b)(f)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	750,000	58,125	*(b)(f)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	1,250,000	96,875	*(b)(f)

Total Real Estate Management & Development				1,890,234

TOTAL REAL ESTATE				6,177,096

UTILITIES - 1.0%
Electric Utilities - 0.2%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	1,100,000	914,859	(a)

Gas Utilities - 0.8%
Suburban Propane Partners LP/Suburban
Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,290,000	3,107,339

TOTAL UTILITIES				4,022,198

TOTAL CORPORATE BONDS & NOTES (Cost - $388,537,606)				378,660,932

See Notes to Schedule of Investments.

10	Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 3.7%
Angola - 0.3%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	1,600,000		$1,284,806	(a)

Argentina - 0.9%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	280,362		64,454
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	926,221		277,574	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	1,500,000		1,149,375	(b)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	500,000		383,125	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	2,660,000		1,738,975	(a)

Total Argentina					3,613,503

Bahamas - 0.3%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	660,000		480,842	(a)
Bahamas Government International Bond, Senior Notes	8.950%	10/15/32	970,000		671,458	(a)

Total Bahamas					1,152,300

Dominican Republic - 0.2%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,090,000		841,411	(a)

Ecuador - 0.1%
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/22 then 5.500%)	5.000%	7/31/30	517,000		336,707	(a)

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	1,000,000		486,760	(a)

Mexico - 1.6%
Mexican Bonos, Bonds	5.750%	3/5/26	149,470,000	MXN	6,615,113

Russia - 0.2%
Russian Federal Bond - OFZ	7.750%	9/16/26	315,370,000	RUB	516,060	*(f)
Russian Federal Bond - OFZ	7.050%	1/19/28	198,450,000	RUB	324,737	*(f)
Russian Federal Bond - OFZ	6.900%	5/23/29	121,280,000	RUB	198,458	*(f)

Total Russia					1,039,255

TOTAL SOVEREIGN BONDS (Cost - $24,273,489)					15,369,855

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 1.4%
COMMUNICATION SERVICES - 1.0%
Media - 1.0%
DISH Network Corp., Senior Notes	2.375%	3/15/24	540,000	$477,225
DISH Network Corp., Senior Notes	3.375%	8/15/26	5,350,000	3,627,300

TOTAL COMMUNICATION SERVICES				4,104,525

INDUSTRIALS - 0.4%
Airlines - 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,920,000	1,740,480

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $6,598,493)				5,845,005

ASSET-BACKED SECURITIES - 0.7%
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost - $3,357,029)	6.724%	10/15/31	3,400,000	2,953,800	(a)(d)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.7%
U.S. Government Obligations - 0.7%
U.S. Treasury Notes	2.875%	6/15/25	1,500,000	1,494,141
U.S. Treasury Notes	1.875%	2/28/27	1,500,000	1,423,974

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,899,588)				2,918,115

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $20,515)		5/28/28	21,426	3,105	*

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $3,494,813)			427,421,041	0	*(g)(h)(i)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $429,181,533)				405,750,812

See Notes to Schedule of Investments.

12	Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,159,457)	1.316%	2,159,457	$2,159,457	(j)

TOTAL INVESTMENTS - 98.5% (Cost - $431,340,990)			407,910,269
Other Assets in Excess of Liabilities - 1.5%			6,253,977

TOTAL NET ASSETS - 100.0%			$414,164,246

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The coupon payment on this security is currently in default as of June 30, 2022.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2022, the total market value of investments in Affiliated Companies was $2,159,457 and the cost was $2,159,457 (Note 2).

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 10-Year Notes	155	9/22	$18,627,113	$18,372,344	$(254,769)

At June 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	470	USD	376	Citibank N.A.	7/19/22	$(11)
EUR	509,539	USD	537,564	Goldman Sachs Group Inc.	7/19/22	(2,932)
GBP	622,254	USD	760,020	Goldman Sachs Group Inc.	7/19/22	(2,319)
GBP	1,385,411	USD	1,737,424	Goldman Sachs Group Inc.	7/19/22	(50,446)
USD	423,940	EUR	400,000	Goldman Sachs Group Inc.	7/19/22	4,242
USD	501,788	EUR	474,902	Goldman Sachs Group Inc.	7/19/22	3,500
USD	952,517	EUR	900,000	Goldman Sachs Group Inc.	7/19/22	8,195
USD	11,343,321	GBP	8,682,287	Goldman Sachs Group Inc.	7/19/22	771,135
USD	783,316	EUR	715,174	Morgan Stanley & Co. Inc.	7/19/22	32,922

Total						$764,286

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the

15

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$6,697,902	$0	*	$6,697,902
Other Corporate Bonds & Notes	—	371,963,030	—		371,963,030
Sovereign Bonds	—	15,369,855	—		15,369,855
Convertible Bonds & Notes	—	5,845,005	—		5,845,005
Asset-Backed Securities	—	2,953,800	—		2,953,800
U.S. Government & Agency Obligations	—	2,918,115	—		2,918,115
Warrants	—	3,105	—		3,105
Common Stocks	—	—	0	*	0	*

Total Long-Term Investments	—	405,750,812	0	*	405,750,812

Short-Term Investments†	$2,159,457	—	—		2,159,457

Total Investments	$2,159,457	$405,750,812	$0	*	$407,910,269

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$819,994	—		$819,994

Total	$2,159,457	$406,570,806	$0	*	$408,730,263

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts††	$254,769	—	—		$254,769
Forward Foreign Currency Contracts††	—	$55,708	—		55,708

Total	$254,769	$55,708	—		$310,477

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

17

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2022. The following transactions were effected in such company for the period ended June 30, 2022.

	Affiliate Value at September 30, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$702,057	$93,461,828	93,461,828	$92,004,428	92,004,428	—	$3,859	—	$2,159,457

18